Comparative Figures - Consolidated Statements of Shareholders' Equity (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of consolidated statements of shareholders equity [line items]
Equity	[1]	$ 8,303	$ 8,199	$ 24,425
Previously reported [member]
Disclosure of consolidated statements of shareholders equity [line items]
Other		(5)	(8)
Net loss on derivatives designated as cash flow hedges		(43)	(60)
Equity		(48)	(68)
Reclassification Amounts [member]
Disclosure of consolidated statements of shareholders equity [line items]
Other		(41)	(58)
Net loss on derivatives designated as cash flow hedges		43	60
Reclassification Amounts [member] | Loss on Currency Translation of Foreign Operations [member]
Disclosure of consolidated statements of shareholders equity [line items]
Equity		(2)	(2)
Reported after Reclassifications [member]
Disclosure of consolidated statements of shareholders equity [line items]
Other		(46)	(66)
Equity		(48)	(68)
Reported after Reclassifications [member] | Loss on Currency Translation of Foreign Operations [member]
Disclosure of consolidated statements of shareholders equity [line items]
Equity		$ (2)	$ (2)

[1]	All equity transactions were attributable to common shareholders.